Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 05, 2014
Registrant Name	dei_EntityRegistrantName	EGA Emerging Global Shares Trust
Central Index Key	dei_EntityCentralIndexKey	0001450501
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 05, 2014
Document Effective Date	dei_DocumentEffectiveDate	Feb. 05, 2014
Prospectus Date	rr_ProspectusDate	Jul. 29, 2013
EGShares Emerging Markets Domestic Demand ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	EGShares Emerging Markets Domestic Demand ETF
Supplement [Text Block]	egaegst_SupplementTextBlock

EGA EMERGING GLOBAL SHARES TRUST

Supplement dated February 4, 2014 to the Prospectus dated July 29, 2013, for EGShares Emerging Markets Domestic Demand ETF (Ticker: EMDD)

The investment objective for the EGShares Emerging Markets Domestic Demand ETF is revised as follows:

“The Fund seeks investment results that correspond (before fees and expenses) to the price and yield performance of the Dow Jones Emerging Markets Domestic Demand Index (the “EMDD Underlying Index”).”

The following replaces in its entirety the disclosure appearing in the last paragraph under “FUND SUMMARIES – EGShares Emerging Markets Domestic Demand ETF – Principal Investment Strategies”:

“Under normal circumstances, the Fund will invest at least 80% of its net assets in emerging market domestic demand companies included in the EMDD Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund invests in the constituent companies of the EMDD Underlying Index, which may include small and medium capitalized companies (“small cap” and “mid cap” companies, respectively) domiciled in emerging market countries having a market capitalization of at least $100 million at the time of purchase. The EMDD Underlying Index is a 50-stock free-float market capitalization-weighted index designed to measure the market performance of companies in the consumer goods, consumer services, telecommunications, health care and the utilities sectors in emerging markets. A free-float index is one that only uses freely traded shares in calculating the market capitalization weighting. The Fund defines domestic demand companies as companies that are included in the EMDD Underlying Index at the time of purchase and includes emerging market companies in the consumer goods, consumer services, health care, telecommunications and utilities industries.”

All references under the sections entitled “FUND SUMMARIES – EGShares Emerging Markets Domestic Demand ETF – Principal Investment Strategies” and “– Principal Risks” to “Emerging Markets Domestic Demand Underlying Index” are replaced with “EMDD Underlying Index.”

The following replaces in its entirety the second paragraph under “PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS –  Investment Strategies - Concentration”:

“The EMDD Underlying Index is comprised of publicly traded firms whose businesses are in the consumer goods, consumer services, health care, telecommunications and utilities sectors.  In determining whether a publicly traded firm belongs to a specific industry or sector, the EMDD Underlying Index relies on the proprietary industry classification system used by Dow Jones & Company, Inc. The process allocates companies to the industries or sectors whose definition most closely describes the nature of its business, based on the company’s source of revenue or where it constitutes the majority of its revenues.”

The following replaces in its entirety the disclosure appearing in the last paragraph under “HOW TO BUY AND SELL SHARES – Share Trading Prices”:

“FTSE International Limited (“FTSE”), S&P Dow Jones Indices, their affiliates, sources and distribution agents (together, the “IIV Calculation Agent”) shall not be liable to any customer or any third-party for any loss or damage, direct, indirect or consequential, arising from (i) any inaccuracy or incompleteness in, or delays, interruptions, errors or omissions in the delivery of the IIV with respect to the Funds or any data related thereto (collectively, the “Data”); or (ii) any decision made or action taken by any customer or third-party in reliance upon the Data. The IIV Calculation Agent does not make any warranties, express or implied to any investor in the Funds, or anyone else regarding the Data, including, without limitation, any warranties with respect to the timeliness, sequence, accuracy, completeness, currentness, merchantability, quality or fitness for a particular purpose or any warranties as to the results to be obtained by any investors in the Funds or other person in connection with the use of the Data. The IIV Calculation Agent shall not be liable to any investors in the Funds or third-parties for any damages, including, without limitation, loss of business revenues, lost profits or any indirect, consequential, special or similar damages whatsoever, whether in contract, tort or otherwise, even if advised of the possibility of such damages.”

The following replaces in its entirety the disclosure appearing under “INDEX PROVIDER”:

“INDEX PROVIDERS

The EMDD Underlying Index is compiled by S&P Dow Jones Indices. S&P Dow Jones Indices is not affiliated with the Funds or EGA. EGShares Emerging Markets Domestic Demand ETF is entitled to use the EMDD Underlying Index pursuant to a sub-licensing arrangement with EGA, which in turn has a licensing agreement with S&P Dow Jones Indices. S&P Dow Jones Indices or its agent also serves as calculation agent for the EMDD Underlying Index (the “Dow Jones Index Calculation Agent”). The Dow Jones Index Calculation Agent is responsible for the management of the day-to-day operations of the EMDD Underlying Index, including calculating the value of the EMDD Underlying Index every 15 seconds, widely disseminating the EMDD Underlying Index values every 15 seconds and tracking corporate actions resulting in EMDD Underlying Index adjustments.

The Beyond BRICs Underlying Index is compiled by FTSE.  FTSE is not affiliated with the Funds or EGA.  EGShares Beyond BRICs ETF is entitled to use the Beyond BRICs Underlying Index pursuant to a sublicensing  arrangement with EGA, which in turn has a licensing agreement with FTSE.  FTSE or its agent also serves as calculation agent for the Beyond BRICs Underlying Index (the “FTSE Index Calculation Agent”).  The FTSE Index Calculation Agent is responsible for the management of the day-to-day operations of the Beyond BRICs Underlying Index, including calculating the value of the Beyond BRICs Underlying Index every 15 seconds, widely disseminating the Beyond BRICs Underlying Index values every 15 seconds and tracking corporate actions resulting in Beyond BRICs Underlying Index adjustments.

The value of each Underlying Index will be disseminated under the following tickers:

Underlying Indices	Ticker
Dow Jones Emerging Markets Domestic Demand Index	IEMDDT

FTSE Beyond BRICs Index	TFBBRCNU

The “Dow Jones Emerging Markets Domestic Demand IndexSM” is a product of the S&P Dow Jones Indices. S&P is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® and the name identifying the EMDD Underlying Index is a trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademarks have been licensed to S&P Dow Jones Indices LLC and its affiliates and have been sublicensed for use for certain purposes by EGA. The EMDD Underlying Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by EGA. The EGShares Emerging Markets Domestic Demand ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices make no representation or warranty, express or implied, to the owners of the EGShares Emerging Markets Domestic Demand ETF or any member of the public regarding the advisability of investing in securities generally or in the EGShares Emerging Markets Domestic Demand ETF particularly or the ability of the EMDD Underlying Index to track general market performance. S&P Dow Jones Indices’ only relationship to EGA with respect to the EMDD Underlying Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its third-party licensors. The EMDD Underlying Index is determined, composed and calculated by S&P Dow Jones Indices without regard to EGA or the EGShares Emerging Markets Domestic Demand ETF. S&P Dow Jones Indices have no obligation to take the needs of EGA or the owners of the EGShares Emerging Markets Domestic Demand ETF into consideration in determining, composing or calculating the EMDD Underlying Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of the EGShares Emerging Markets Domestic Demand ETF or the timing of the issuance or sale of the EGShares Emerging Markets Domestic Demand ETF or in the determination or calculation of the equation by which the EGShares Emerging Markets Domestic Demand ETF is to be converted into cash. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the EGShares Emerging Markets Domestic Demand ETF. There is no assurance that investment products based on the EMDD Underlying Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment adviser. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

S&P Dow Jones Indices do not guarantee the adequacy, accuracy, timeliness and/or the completeness of the EMDD Underlying Index or any data related thereto or any communication, including but not limited to, oral or written communication (including electronic communications) with respect thereto. S&P Dow Jones Indices shall not be subject to any damages or liability for any errors, omissions, or delays therein. S&P Dow Jones Indices make no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use or as to results to be obtained by EGA, owners of the EGShares Emerging Markets Domestic Demand ETF, or any other person or entity from the use of the EMDD Underlying Index or with respect to any data related thereto. Without limiting any of the foregoing, in no event whatsoever shall S&P Dow Jones Indices be liable for any indirect, special, incidental, punitive, or consequential damages including but not limited to, loss of profits, trading losses, lost time or goodwill, even if they have been advised of the possibility of such damages, whether in contract, tort, strict liability or otherwise. There are no third-party beneficiaries or any agreements between S&P Dow Jones Indices and EGA, other than the licensors of S&P Dow Jones Indices.

The EGShares Beyond BRICs ETF is not in any way sponsored, endorsed, sold or promoted by FTSE or the London Stock Exchange Group Companies (“LSEG”) (together the “Licensor Parties”) and none of the Licensor Parties make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the Beyond BRICs Underlying Index (upon which the EGShares Beyond BRICs ETF is based), (ii) the figure at which the Beyond BRICs Underlying Index is said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the Beyond BRICs Underlying Index for the purpose to which it is being put in connection with the EGShares Beyond BRICs ETF.  None of the Licensor Parties have provided or will provide any financial or investment advice or recommendation in relation to the Beyond BRICs Underlying Index to EGA or to its clients.  The Beyond BRICs Underlying Index is calculated by FTSE or its agent.  None of the Licensor Parties shall be (a) liable (whether in negligence or otherwise) to any person for any error in the Index or (b) under any obligation to advise any person of any error therein.

All rights in the Beyond BRICs Underlying Index vest in FTSE.  “FTSE®” is a trade mark of the London Stock Exchange Group Companies and is used by FTSE under license.”

The following replaces in its entirety the disclosure appearing under “THE INDXX INDICES”:

“THE FTSE AND DOW JONES INDICES

The index universe (“Index Universe”) for the Beyond BRICs Underlying Index is defined as all publicly traded stocks domiciled in Beyond BRICs countries, such as Chile, Columbia, Czech Republic, Egypt, Hungary, Indonesia, Malaysia, Mexico, Morocco, Peru, the Philippines, Poland, South Africa, Thailand and Turkey.

The Index Universe for the EMDD Underlying Index is defined as all publicly traded stocks domiciled in Emerging Market countries, such as Brazil, Chile, China, Columbia, Czech Republic, Egypt, Hungary, India, Indonesia, Malaysia, Mexico, Morocco, Peru, the Philippines, Poland, Russia, South Africa, Thailand and Turkey. Emerging Market countries are categorized as emerging market countries for purposes of stock selection based on the classifications of international organizations, such as the World Bank and the IMF.

Specific criteria related to individual indices are applied to the Index Universe.”